Goodwill - Schedule Of Goodwill (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)
Goodwill [Line Items]
Beginning balance	¥ 4,360,610		¥ 4,306,829
Foreign exchange differences	(272,207)		53,781
Ending balance	4,088,403	$ 626,575	4,360,610
Momo Inc [Member]
Goodwill [Line Items]
Beginning balance	22,130		22,130
Ending balance	22,130		22,130
Tantan Limited [Member]
Goodwill [Line Items]
Beginning balance	4,338,480		4,284,699
Foreign exchange differences	(272,207)		53,781
Ending balance	¥ 4,066,273		¥ 4,338,480